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Aristotle Short Duration Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

CORPORATE BONDS - 43.9%	Par	Value
Communications - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	$3,000,000	$3,029,822
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(a)	3,123,000	3,103,955
5.15%, 03/20/2028(a)	1,202,400	1,197,210
Verizon Communications, Inc., 2.10%, 03/22/2028	2,000,000	1,799,094
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	1,350,000	1,282,038
		10,412,119

Consumer Discretionary - 4.8%
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	1,903,251	1,780,192
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	2,999,666	2,963,902
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,200,000	4,066,473
2.70%, 08/10/2026	1,775,000	1,667,712
General Motors Financial Co., Inc., 5.55%, 07/15/2029	7,250,000	7,252,036
Hyatt Hotels Corp., 5.25%, 06/30/2029	2,700,000	2,678,635
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,150,000	3,167,824
Marriott International, Inc./MD
5.55%, 10/15/2028	8,000,000	8,108,713
4.90%, 04/15/2029	4,400,000	4,354,888
Mattel, Inc., 3.38%, 04/01/2026 (a)	3,000,000	2,886,051
Royal Caribbean Cruises Ltd., 7.25%, 01/15/2030 (a)	2,375,000	2,460,619
		41,387,045

Consumer Staples - 0.8%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)	3,000,000	2,961,998
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	1,100,000	1,105,309
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	2,700,000	2,513,910
		6,581,217

Energy - 2.8%
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,531,024
6.10%, 12/01/2028	1,500,000	1,546,665
5.25%, 07/01/2029	3,500,000	3,480,415
Oleoducto Central SA, 4.00%, 07/14/2027 (a)	2,000,000	1,855,378
Petroleos Mexicanos, 6.50%, 03/13/2027	4,000,000	3,813,960
Targa Resources Corp., 6.15%, 03/01/2029	3,550,000	3,665,488
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	5,300,000	5,302,628
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	400,000	364,552
		23,560,110

Financials - 20.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.75%, 06/06/2028	800,000	808,670
Air Lease Corp.
5.85%, 12/15/2027	3,000,000	3,039,059
5.30%, 02/01/2028	2,000,000	1,996,645
Allstate Corp., 5.05%, 06/24/2029	3,050,000	3,037,563
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(a)	4,000,000	3,761,703
4.25%, 04/15/2026(a)	2,650,000	2,575,097
Banco Mercantil del Norte SA/Grand Cayman, 6.75% to 09/27/2024 then 5 yr. CMT Rate + 4.97%, Perpetual (a)	3,000,000	2,985,711
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	6,750,000	6,630,296
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026	2,150,000	2,129,755
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	8,500,000	8,593,452
Block, Inc., 2.75%, 06/01/2026	750,000	709,067
Citigroup, Inc., 2.01% to 01/25/2025 then SOFR + 0.69%, 01/25/2026	3,000,000	2,935,994
Crown Castle, Inc., 5.60%, 06/01/2029	1,650,000	1,664,597
Danske Bank AS, 5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (a)	4,400,000	4,404,598
Extra Space Storage LP
3.88%, 12/15/2027	5,820,000	5,555,432
5.70%, 04/01/2028	2,200,000	2,225,796
Goldman Sachs Bank USA/New York NY, 6.14% (SOFR + 0.77%), 03/18/2027	2,950,000	2,952,566
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	2,000,000	1,898,159
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	3,300,000	3,359,338
HSBC Holdings PLC
4.18% to 12/09/2024 then SOFR + 1.51%, 12/09/2025	1,000,000	992,688
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028	4,000,000	3,854,772
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,557,538
JPMorgan Chase & Co.
2.60% to 02/24/2025 then SOFR + 0.92%, 02/24/2026	1,500,000	1,470,390
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	4,000,000	3,947,658
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027	12,000,000	12,212,593
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	6,750,000	6,714,767
Kite Realty Group Trust
4.00%, 03/15/2025	1,000,000	985,191
4.75%, 09/15/2030	4,300,000	4,109,757
LPL Holdings, Inc., 5.70%, 05/20/2027	6,850,000	6,879,548
MassMutual Global Funding II, 5.05%, 12/07/2027 (a)	1,800,000	1,799,512
Mitsubishi UFJ Financial Group, Inc., 4.79% to 07/18/2024 then 1 yr. CMT Rate + 1.70%, 07/18/2025	5,000,000	4,997,142
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	2,500,000	2,476,036
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	2,500,000	2,486,671
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	9,125,000	9,281,730
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	4,250,000	4,279,891
National Securities Clearing Corp.
5.15%, 06/26/2026(a)	1,750,000	1,751,027
4.90%, 06/26/2029(a)	2,750,000	2,742,688
New York Life Global Funding, 4.85%, 01/09/2028 (a)	2,000,000	1,987,110
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 01/12/2027(a)	3,150,000	3,145,227
4.40%, 07/01/2027(a)	2,300,000	2,238,330
PNC Financial Services Group, Inc.
5.81% to 06/12/2025 then SOFR + 1.32%, 06/12/2026	2,000,000	2,002,428
5.30% to 01/21/2027 then SOFR + 1.34%, 01/21/2028	1,650,000	1,648,125
Sun Communities Operating LP, 5.50%, 01/15/2029	1,500,000	1,500,951
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (a)	3,750,000	3,706,465
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	2,400,000	2,395,736
5.62% to 09/13/2029 then 1 Year US Dollar SOFR Swap Rate + 1.34%, 09/13/2030 (a)	4,300,000	4,319,537
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,050,000	2,055,903
VICI Properties LP, 4.75%, 02/15/2028	1,350,000	1,319,741
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,250,000	4,287,756
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,885,627
Westpac Banking Corp., 5.54%, 11/17/2028	3,250,000	3,325,501
		173,621,534

Health Care - 1.1%
Elevance Health, Inc., 5.15%, 06/15/2029	2,000,000	2,005,822
Icon Investments Six DAC, 5.81%, 05/08/2027	2,800,000	2,828,830
IQVIA, Inc., 5.70%, 05/15/2028	4,600,000	4,655,338
		9,489,990

Industrials - 3.6%
BAE Systems PLC, 5.00%, 03/26/2027 (a)	2,800,000	2,780,215
Boeing Co.
6.26%, 05/01/2027(a)	1,150,000	1,158,208
6.30%, 05/01/2029(a)	1,350,000	1,369,396
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	4,600,000	4,612,720
Lennox International, Inc., 5.50%, 09/15/2028	7,150,000	7,233,362
Regal Rexnord Corp.
6.05%, 02/15/2026	6,412,000	6,430,984
6.05%, 04/15/2028	1,153,000	1,167,287
Veralto Corp., 5.50%, 09/18/2026 (a)	3,600,000	3,601,561
Waste Management, Inc., 4.95%, 07/03/2027	2,000,000	1,997,609
		30,351,342

Technology - 2.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	9,648,000	9,092,981
Concentrix Corp., 6.65%, 08/02/2026	5,800,000	5,861,841
Flex Ltd.
3.75%, 02/01/2026	305,000	296,135
6.00%, 01/15/2028	2,000,000	2,027,221
Infor, Inc., 1.75%, 07/15/2025 (a)	2,800,000	2,685,368
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	2,775,000	2,559,868
		22,523,414

Utilities - 6.6%
Ameren Corp., 5.00%, 01/15/2029	3,850,000	3,812,693
DTE Energy Co., 5.10%, 03/01/2029	8,850,000	8,780,716
Edison International, 5.45%, 06/15/2029	6,500,000	6,500,094
Exelon Corp., 5.15%, 03/15/2029	4,650,000	4,633,820
FirstEnergy Corp., 4.15%, 07/15/2027	2,600,000	2,496,673
NextEra Energy Capital Holdings, Inc., 4.90%, 02/28/2028	1,619,000	1,604,005
NextEra Energy Operating Partners LP, 4.50%, 09/15/2027 (a)	1,904,000	1,803,661
NiSource, Inc., 5.20%, 07/01/2029	2,700,000	2,690,176
OGE Energy Corp., 5.45%, 05/15/2029	1,250,000	1,259,991
Pacific Gas and Electric Co., 5.55%, 05/15/2029	4,950,000	4,963,130
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	15,000,000	15,347,987
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	2,000,000	1,991,312
		55,884,258
TOTAL CORPORATE BONDS (Cost $372,963,167)		373,811,029

BANK LOANS - 17.1%	Par	Value
Communications - 1.0%
SBA Senior Finance II LLC, Senior Secured First Lien, 7.35% (1 mo. Term SOFR + 2.00%), 01/27/2031	8,690,185	8,709,912

Consumer Discretionary - 5.2%
Allied Universal Holdco LLC, Senior Secured First Lien, 9.19% (1 mo. Term SOFR + 3.75%), 05/15/2028	4,400,870	4,388,922
Carnival Corp., Senior Secured First Lien, 8.09% (1 mo. Term SOFR + 2.75%), 10/18/2028	5,710,510	5,732,810
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.60% (1 mo. Term SOFR + 5.00%), 09/18/2026	1,917,194	1,929,656
Flutter Financing BV, Senior Secured First Lien, 7.58% (1 mo. Term SOFR + 2.25%), 11/29/2030	3,233,750	3,239,490
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 7.10% (1 mo. Term SOFR + 1.75%), 11/08/2030	4,000,000	4,008,600
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 08/02/2028	3,916,695	3,921,238
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 7.59% (1 mo. Term SOFR + 2.25%), 04/01/2031	5,000,000	5,018,750
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.09% (1 mo. Term SOFR + 3.75%), 05/04/2028	2,050,717	2,057,833
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.74% (3 mo. Term SOFR + 5.25%), 06/21/2027	1,200,000	1,225,908
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 08/25/2028	6,351,604	6,360,877
United Airlines, Inc., Senior Secured First Lien, 8.09% (1 mo. Term SOFR + 2.75%), 02/24/2031	5,985,000	6,007,444
		43,891,528

Energy - 0.2%
Buckeye Partners LP, Senior Secured First Lien, 7.34% (1 mo. Term SOFR + 2.00%), 11/02/2026	2,157,832	2,162,449

Financials - 3.9%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.34% (1 mo. Term SOFR + 2.00%), 06/22/2028	8,964,267	8,986,677
Boost Newco Borrower LLC, Senior Secured First Lien, 8.33% (1 mo. Term SOFR + 3.00%), 01/31/2031	5,000,000	5,013,200
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.08% (3 mo. Term SOFR + 3.75%), 04/09/2027	6,252,013	6,256,640
Delos Aircraft DAC, Senior Secured First Lien, 7.08% (1 mo. Term SOFR + 1.75%), 10/29/2027	4,500,000	4,530,240
HUB International Ltd., Senior Secured First Lien
8.58% (1 mo. Term SOFR + 3.25%), 06/20/2030	21,145	21,216
8.57% (1 mo. Term SOFR + 3.25%), 06/20/2030	8,437,025	8,465,162
		33,273,135

Health Care - 1.2%
Elanco Animal Health, Inc., Senior Secured First Lien, 7.18% (1 mo. Term SOFR + 1.75%), 08/02/2027	4,822,989	4,811,317
Medline Borrower LP, Senior Secured First Lien, 8.08% (1 mo. Term SOFR + 2.75%), 10/23/2028	5,000,000	5,015,625
		9,826,942

Industrials - 2.0%
Roper Industrial Products Investment Co., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 11/23/2029	3,950,200	3,970,780
SPX FLOW, Inc., Senior Secured First Lien, 8.84% (1 mo. Term SOFR + 3.50%), 04/05/2029	800,424	805,963
STS Operating, Inc., Senior Secured First Lien, 9.44% (1 mo. Term SOFR + 4.00%), 03/25/2031	2,493,750	2,501,543
TransDigm, Inc., Senior Secured First Lien, 8.08% (3 mo. Term SOFR + 2.75%), 08/24/2028	9,890,206	9,919,284
		17,197,570

Materials - 0.9%
Proampac PG Borrower LLC, Senior Secured First Lien
9.33% (1 mo. Term SOFR + 4.00%), 09/15/2028	2,798,726	2,808,872
9.32% (1 mo. Term SOFR + 4.00%), 09/15/2028	1,849,317	1,856,021
Quikrete Holdings, Inc., Senior Secured First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 04/14/2031	2,984,707	2,994,810
		7,659,703

Technology - 2.7%
Applied Systems, Inc., Senior Secured First Lien, 8.83% (1 mo. Term SOFR + 3.50%), 02/24/2031	1,925,531	1,942,052
CoreLogic, Inc., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 06/02/2028	3,403,750	3,358,770
Ellucian Holdings, Inc., Senior Secured First Lien, 8.94% (1 mo. Term SOFR + 3.50%), 10/29/2029	1,180,469	1,187,234
Polaris Newco LLC, Senior Secured First Lien, 9.59% (1 mo. Term SOFR + 4.00%), 06/05/2028	1,974,619	1,976,189
Tempo Acquisition LLC, Senior Secured First Lien, 7.59% (1 mo. Term SOFR + 2.25%), 08/31/2028	2,676,982	2,685,829
UKG, Inc., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 02/10/2031	11,492,459	11,548,944
		22,699,018
TOTAL BANK LOANS (Cost $144,362,897)		145,420,257

ASSET-BACKED SECURITIES - 15.4%	Par	Value
American Airlines Group, Inc.
Series 2013-1, 4.00%, 07/15/2025	589,500	575,382
Series 2013-1, 3.95%, 11/15/2025	348,353	338,947
Series 2015-2, 3.60%, 09/22/2027	1,587,924	1,506,559
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class B, 0.68%, 10/19/2026	604,559	602,663
Series 2021-3, Class B, 1.17%, 08/18/2027	4,700,000	4,545,500
Series 2022-2, Class A3, 4.38%, 04/18/2028	416,423	413,448
Series 2023-1, Class A2A, 5.84%, 10/19/2026	2,079,902	2,080,552
Series 2023-2, Class A2, 6.19%, 04/19/2027	2,068,078	2,071,180
Series 2024-1, Class A2A, 5.75%, 02/18/2028	3,100,000	3,098,897
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031(a)	2,000,000	1,954,844
Series 2021-A, Class B, 0.70%, 10/15/2026	5,000,000	4,831,790
Series 2022-D, Class A2A, 5.37%, 08/15/2025	19,038	19,034
Series 2023-1, Class A, 4.85%, 08/15/2035(a)	2,000,000	1,985,167
Series 2023-B, Class A2A, 5.57%, 06/15/2026	3,319,153	3,317,597
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	3,300,000	3,271,640
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	2,990,881
General Motors Financial Co., Inc., Series 2021-2, Class B, 0.69%, 01/19/2027	1,981,162	1,953,362
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	2,250,000	2,310,381
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	105,768	101,119
Series 2022-1D, Class A, 3.61%, 06/20/2034(a)	335,456	322,821
Series 2022-2A, Class A, 4.30%, 01/25/2037(a)	863,090	840,633
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	2,226,562	2,245,850
Series 2024-1B, Class A, 5.75%, 09/15/2039(a)	1,514,733	1,534,467
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	2,934,350	2,949,550
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	78,008	76,955
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	181,105	170,635
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	610,354	567,216
Series 2022-1A, Class A, 4.15%, 11/21/2039(a)	476,807	465,142
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80%, 04/16/2029	1,500,000	1,486,305
MVW Owner Trust, Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	5,084,336	5,036,441
Navient Student Loan Trust
Series 2018-BA, Class A2A, 3.61%, 12/15/2059(a)	265,413	261,010
Series 2018-DA, Class A2A, 4.00%, 12/15/2059(a)	306,672	299,050
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	772,151	741,355
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	634,686	610,836
Series 2020-1A, Class A1B, 6.50% (30 day avg SOFR US + 1.16%), 06/25/2069(a)	1,400,424	1,405,112
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	2,257,810	1,995,848
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	512,221	482,471
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	2,602,529	2,400,531
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	568,946	522,045
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	2,077,503	1,863,626
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	520,599	472,076
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	500,966	450,136
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	1,809,519	1,668,150
Series 2021-1A, Class A1B, 6.05% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	1,043,708	1,031,314
Series 2021-2A, Class A1B, 6.00% (30 day avg SOFR US + 0.66%), 02/25/2070(a)	2,053,322	2,021,969
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	570,571	504,420
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	2,820,493	2,471,078
Series 2021-FA, Class A, 1.11%, 02/18/2070(a)	1,561,004	1,335,391
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	2,051,397	1,830,060
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	6,335,359	6,060,118
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	2,500,000	2,508,496
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (a)	1,803,351	1,623,621
Santander Consumer USA Holdings, Inc.
Series 2021-4, Class C, 1.26%, 02/16/2027	2,041,320	2,023,139
Series 2022-3, Class A3, 3.40%, 12/15/2026	420,994	420,259
Series 2022-3, Class B, 4.13%, 08/16/2027	1,800,000	1,782,554
Series 2023-3, Class A2, 6.08%, 08/17/2026	468,606	468,670
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,600,000	2,595,785
Series 2024-1, Class A2, 5.71%, 02/16/2027	765,628	764,997
Series 2024-1, Class A3, 5.25%, 04/17/2028	1,500,000	1,493,730
Santander Consumer USA, Inc.
Series 2022-5, Class A3, 4.11%, 08/17/2026	115,377	115,272
Series 2022-5, Class B, 4.43%, 03/15/2027	2,900,000	2,883,008
Series 2022-6, Class A3, 4.49%, 11/16/2026	570,154	568,832
Series 2022-6, Class B, 4.72%, 06/15/2027	3,100,000	3,077,598
Series 2023-2, Class A2, 5.87%, 03/16/2026	300,449	300,496
Series 2023-2, Class A3, 5.21%, 07/15/2027	6,500,000	6,480,703
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029 (a)	1,000,000	994,917
SMB Private Education Loan Trust
Series 2016-A, Class A2A, 2.70%, 05/15/2031(a)	332,443	330,686
Series 2016-B, Class A2A, 2.43%, 02/17/2032(a)	516,128	509,615
Series 2016-C, Class A2A, 2.34%, 09/15/2034(a)	587,704	580,498
Series 2017-A, Class A2A, 2.88%, 09/15/2034(a)	541,525	527,947
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	267,893	261,028
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	769,445	752,241
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	824,431	805,748
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	1,333,327	1,211,728
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	1,819,418	1,588,403
SMB Private Education Loan Trust 2019-A, Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	601,178	583,488
United Airlines, Inc., Series 2016-1B, 3.65%, 01/07/2026	364,583	353,464
Verizon Master Trust
Series 2023-2, Class A, 4.89%, 04/13/2028	4,900,000	4,875,439
Series 2024-2, Class A, 4.83%, 12/22/2031(a)	2,750,000	2,743,066
Series 2024-5, Class A, 5.00%, 06/21/2032(a)	6,000,000	6,001,783
TOTAL ASSET-BACKED SECURITIES (Cost $134,489,628)		131,318,765

U.S. TREASURY OBLIGATIONS - 12.9%	Par	Value
United States Treasury Note/Bond
2.50%, 03/31/2027	15,000,000	14,219,824
0.50%, 04/30/2027	15,000,000	13,408,008
4.50%, 05/15/2027	5,000,000	4,993,945
2.63%, 05/31/2027	11,000,000	10,433,457
4.13%, 10/31/2027	19,000,000	18,789,961
4.00%, 02/29/2028	10,000,000	9,848,828
1.25%, 03/31/2028	12,000,000	10,689,141
3.63%, 05/31/2028	13,000,000	12,631,074
4.63%, 09/30/2028	8,000,000	8,068,906
4.38%, 11/30/2028	7,000,000	7,000,137
TOTAL U.S. TREASURY OBLIGATIONS (Cost $112,195,187)		110,083,281

COLLATERALIZED LOAN OBLIGATIONS - 8.4%	Par	Value
Buttermilk Park CLO, Series 2018-1A, Class A1R, 6.41% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	4,600,000	4,603,219
Carlyle Group, Inc., Series 2014-3RA, Class A1A, 6.64% (3 mo. Term SOFR + 1.31%), 07/27/2031 (a)	354,267	354,338
CarVal CLO, Series 2018-1A, Class AR, 6.55% (3 mo. Term SOFR + 1.23%), 07/16/2031 (a)	5,000,000	5,009,100
CIFC Funding Ltd.
Series 2015-3A, Class AR, 6.46% (3 mo. Term SOFR + 1.13%), 04/19/2029(a)	643,407	643,793
Series 2018-1A, Class A, 6.59% (3 mo. Term SOFR + 1.26%), 04/18/2031(a)	401,642	401,923
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.40% (3 mo. Term SOFR + 1.08%), 11/15/2028(a)	622,781	623,242
Series 2015-40A, Class AR2, 6.47% (3 mo. Term SOFR + 1.15%), 08/15/2031(a)	7,357,665	7,364,279
Series 2018-55A, Class A1, 6.61% (3 mo. Term SOFR + 1.28%), 04/15/2031(a)	2,267,785	2,272,109
Series 2018-58A, Class A1, 6.58% (3 mo. Term SOFR + 1.26%), 07/17/2031(a)	2,970,452	2,972,531
Series 2018-61A, Class A1R, 6.57% (3 mo. Term SOFR + 1.25%), 01/17/2032(a)	6,948,248	6,955,197
Series 2018-64A, Class A, 6.56% (3 mo. Term SOFR + 1.23%), 04/18/2031(a)	2,100,321	2,100,744
Flatiron CLO Ltd., Series 2018-1A, Class A, 6.53% (3 mo. Term SOFR + 1.21%), 04/17/2031 (a)	377,716	377,829
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 6.48% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	3,254,388	3,256,666
Series 2015-15A, Class AR, 6.60% (3 mo. Term SOFR + 1.27%), 07/25/2031(a)	1,100,367	1,102,017
Magnetite Xxix Ltd., Series 2021-29A, Class A, 6.58% (3 mo. Term SOFR + 1.25%), 01/15/2034 (a)	3,675,739	3,680,150
Neuberger Berman CLO Ltd.
Series 2017-26A, Class AR, 6.51% (3 mo. Term SOFR + 1.18%), 10/18/2030(a)	4,822,086	4,831,236
Series 2020-37A, Class AR, 6.56% (3 mo. Term SOFR + 1.23%), 07/20/2031(a)	7,077,939	7,090,109
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030 (a)	3,083,191	3,087,130
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class A1, 6.49% (3 mo. Term SOFR + 1.16%), 04/20/2029(a)	506,939	507,079
Series 2021-2A, Class A1, 6.39% (3 mo. Term SOFR + 1.06%), 05/20/2029(a)	2,231,419	2,232,103
Series 2021-3A, Class A2, 6.99% (3 mo. Term SOFR + 1.66%), 07/20/2029(a)	1,000,000	1,000,974
Series 2021-4A, Class A1, 6.39% (3 mo. Term SOFR + 1.06%), 10/15/2029(a)	3,236,630	3,237,928
Series 2021-4A, Class A2, 6.99% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	1,250,000	1,252,000
Stratus CLO Ltd., Series 2022-3A, Class AR, 6.62% (3 mo. Term SOFR + 1.30%), 10/20/2031 (a)	1,468,687	1,470,275
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 6.55% (3 mo. Term SOFR + 1.22%), 11/18/2030 (a)	1,115,540	1,117,326
TIAA CLO Ltd.
Series 2018-1A, Class A1AR, 0.00% (3 mo. Term SOFR + 1.14%), 01/20/2032(a)	1,800,000	1,800,000
Series 2018-1A, Class A2R, 0.00% (3 mo. Term SOFR + 1.75%), 01/20/2032(a)	2,000,000	2,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $71,231,440)		71,343,297

TOTAL INVESTMENTS - 97.7% (Cost $835,242,319)		$831,976,629
Other Assets in Excess of Liabilities - 2.3%		19,370,044
TOTAL NET ASSETS - 100.0%		$851,346,673

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $229,039,772 or 26.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2024.